CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
NOTE 6 — CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
Some of the Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 shares of Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of September 30, 2022 and December 31, 2021, there were 28,407,000 shares of Class A ordinary shares outstanding, of which 27,500,000 shares were subject to possible redemption and are classified outside of permanent equity in the condensed balance sheets.
The Class A ordinary shares subject to possible redemption reflected on the condensed balance sheets are reconciled on the following table:

Gross proceeds	$275,000,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(16,046,813)
Plus:
Accretion of carrying value to redemption value	16,046,813

Class A ordinary shares subject to possible redemption as of December 31, 2021	275,000,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	43,954

Class A ordinary shares subject to possible redemption as of June 30, 2022	275,043,954
Increase in redemption value of Class A ordinary shares subject to possible redemption	861,990

Class A ordinary shares subject to possible redemption as of September 30, 2022	$275,905,944

NOTE 6 — CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
Some of the Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 shares of Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of December 31, 2021, there were 28,407,000 shares of Class A ordinary shares outstanding, of which 27,500,000 were subject to possible redemption and are classified outside of permanent equity in the balance sheet.
The Class A ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds	$275,000,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(16,046,813)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	16,046,813

Class A ordinary shares subject to possible redemption	$275,000,000